Taxes On Income (Narrative) (Details) ₪ in Millions			12 Months Ended
	Dec. 15, 2016	Dec. 14, 2016	Dec. 31, 2018	Dec. 31, 2017 USD ($) employee	Dec. 31, 2017 ILS (₪) employee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates				24.00%	24.00%	25.00%	26.50%
Period for certain income from approved enterprise program to be tax exempt, in years				2 years	2 years
Tax rate for certain income from approved enterprise program				25.00%	25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years				8 years	8 years
Commencement of production maximum period for tax exempt income, in years				12 years	12 years
Period after date of approval which income is not longer tax exempt, in years				14 years	14 years
Minimum percentage of income from exports				25.00%	25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises				$ 698,000,000
Income tax liability				$ 174,500,000
Special preferred enterprise minimum tax rate				6.00%	6.00%
Special preferred enterprise minimum consolidated income for minimum tax rate				$ 2,900,000,000	₪ 10,000
Special preferred enterprise tax rate if income below NIS 10 million				12.00%	12.00%
Special preferred enterprise tax rate on dividends for foreign private investors				4.00%	4.00%
Special preferred enterprise qualifications, minimum percentage of revenue invested in R&D				7.00%	7.00%
Special preferred enterprise qualifications, minimum yearly R&D expense				$ 75,000,000
Special preferred enterprise qualifications, minimum percentage of employees in R&D				20.00%	20.00%
Special preferred enterprise qualifications, minimum number of R&D employees | employee				200	200
Special preferred enterprise qualifications, minimum venture capital investments received | ₪					₪ 8
Special preferred enterprise qualifications, measurement period for average growth				3 years	3 years
Special preferred enterprise qualifications, minimum yearly average growth				25.00%	25.00%
Withholding tax rate on distribution of preferred income				15.00%
Deferred Tax Assets, Deferred Income				$ 9,500
Liability for unrecognized tax benefits				55,087,000		$ 46,847,000	$ 49,813,000
Accrued interest and penalties				2,532,000		1,157,000
Income from tax settlement				5,500		$ (12,200,000)
Available carry forward tax losses				132,912,000
Available carry forward tax losses non-Israeli subsidiaries				34,074,000
Capital loss carryforwards				63,824
Adjustments to deferred tax assets due to change sin tax law				$ 10,950,000
Israel
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates				24.00%	24.00%	25.00%	26.50%
Jerusalem and Certain Northern and Southern Areas of Israel [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Special preferred enterprise tax rate if income below NIS 10 million				7.50%	7.50%
Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate				7.00%	7.00%	10.00%
Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate				12.50%	12.50%	15.00%
U.S.
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates			35.00%
Maximum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years				10 years	10 years
Minimum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years				5 years	5 years
Tax Year 2014
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Withholding tax rate on distribution of preferred income				20.00%
Tax Year 2014 | Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate	7.50%	9.00%		9.00%	9.00%
Change in Preferred Enterprise tax rate	1.50%
Tax Year 2014 | Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate				16.00%	16.00%
Scenario, Forecast
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates			2045000.00%
Scenario, Forecast | Israel
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates			23.00%
Scenario, Forecast | U.S.
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates			21.00%